Consolidated Statements of Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES
Time charter revenues (note 13e)	$ 79,804	$ 88,320	$ 123,364
Net pool revenues (note 13e and 13h)	138,631	69,675	62,328
Voyage charter revenues	8,040	4,415	238
Interest income from investment in term loans (note 5)	9,118	7,677	11,499
Total revenues	235,593	170,087	197,429
Voyage expenses (note 13e)	(9,984)	(8,337)	(4,618)
Vessel operating expenses (notes 13e and 13f)	(93,022)	(91,667)	(96,160)
Time-charter hire expense (note 15)	(22,160)	(6,174)	(3,950)
Depreciation and amortization	(50,152)	(47,833)	(72,365)
General and administrative (notes 13e and 13g)	(11,959)	(12,594)	(7,985)
Gain (loss) on sale of vessels (note 18)	9,955	(71)
Vessel impairment (note 18)			(352,546)
Income (loss) from operations	58,271	3,411	(340,195)
Interest expense (note 13e)	(8,741)	(10,023)	(20,009)
Interest income	287	158	50
Realized and unrealized loss on derivative instruments (note 9)	(1,712)	(1,524)	(7,963)
Equity income (loss) (note 6)	5,228	854	(1)
Other income (expenses) (note 14)	3,809	(1,014)	(2,063)
Net income (loss)	$ 57,142	$ (8,138)	$ (370,181)
Per common share amounts
• Basic earnings (loss) per share (note 17)	$ 0.67	$ (0.10)	$ (4.54)
• Diluted earnings (loss) per share (note 17)	$ 0.66	$ (0.10)	$ (4.54)
• Cash dividends declared	$ 0.12	$ 0.12	$ 0.40
Weighted-average number of Class A and Class B common shares outstanding
• Basic (note 17)	85,882,685	83,591,030	79,539,605
• Diluted (note 17)	86,247,137	83,591,030	79,539,605